EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Oct. 29, 2017
Earnings Per Share [Abstract]
Reconciliation of numerator and denominator used for earnings per common share
The reconciliation of the numerator and denominator used for the computation of basic and diluted income per common share is as follows (in thousands, except per share data):

	Fiscal Year Ended
	October 29, 2017	October 30, 2016	November 1, 2015
Numerator for Basic and Diluted Earnings Per Common Share:
Net income applicable to common shares	$54,399	$50,638	$17,646
Denominator for Basic and Diluted Earnings Per Common Share:
Weighted average basic number of common shares outstanding	70,629	72,411	73,271
Common stock equivalents:
Employee stock options	124	446	652
PSUs and Performance Share Awards	25	—	—
Weighted average diluted number of common shares outstanding	70,778	72,857	73,923

Basic earnings per common share	$0.77	$0.70	$0.24
Diluted earnings per common share	$0.77	$0.70	$0.24

Incentive Plan securities excluded from dilution(1)	0	195	289

(1)	Represents securities not included in the computation of diluted earnings per common share because their effect would have been anti-dilutive.